UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
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Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
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                  ATLANTA, GA 30305
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Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO
         -----------------------------------------------------------
Title:   PRESIDENT
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Phone:   404-842-9600
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                February 15, 2000
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                                 --
                                                       ------------------

 Form 13F Information Table Entry Total:                      32
                                                       ------------------

 Form 13F Information Table Value Total:                 $1,007,017
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 List of Other Included Managers:

     NONE






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
                                    FORM 13F

                                 (SEC USE ONLY)
Page 1 of 2 NAME OF REPORTING MANAGER : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.

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           ITEM 1:              ITEM 2:    ITEM 3:     ITEM 4:   ITEM 5:           ITEM 6              ITEM 7        ITEM 8
           -------              -------    -------     -------   -------           ------              ------        ------
                                                                                 INVESTMENT                          VOTING
                                                       FAIR                     --DISCRETION--       MANAGER'S   --AUTHORITY--
      NAME OF ISSUER            TITLE OF    CUSIP      MARKET   SHARES OF            SHARED   SHARED    SEE         (SHARES)
                                 CLASS      NUMBER     VALUE    PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE   SHARED  NONE
                                 -----      ------     -----    ---------    ----  ----------------   -------   ----   ------  ----
                                                                              (a)    (b)       (c)               (a)     (b)   (c)
Primedia, Inc.                   Common   74157K101   $70,507   4,273,130      a                                  a
Johns Manville Corporation       Common   478129109   $61,714   4,427,875      a                                  a
Playtex Products, Inc.           Common   72813P100   $59,539   3,872,455      a                                  a
Ralcorp Holdings                 Common   751028101   $59,338   2,976,220      a                                  a
CNA Surety Corp                  Common   12612L108   $55,289   4,253,032      a                                  a
Tredegar Corporation             Common   894650100   $53,639   2,592,800      a                                  a
Albemarle Corp Com               Common   012653101   $52,862   2,755,017      a                                  a
Walter Industries, Inc.          Common   93317Q105   $50,259   4,648,185      a                                  a
Wisconsin Central Transportati   Common   976592105   $48,332   3,596,765      a                                  a
Hussmann International Inc.      Common   448110106   $47,153   3,130,475      a                                  a
Scotts Company Cl A              Common   810186106   $46,014   1,143,200      a                                  a
Westinghouse Air Brake           Common   960386100   $45,744   2,577,130      a                                  a
Albany International             Common   012348108   $45,057   2,906,929      a                                  a
Pioneer Natural Resources Co.    Common   723787107   $42,880   4,797,745      a                                  a
Kirby Corp                       Common   497266106   $39,219   1,913,125      a                                  a
Valmont Industries               Common   920253101   $39,135   2,436,441      a                                  a
        COLUMN TOTALS                                $816,680
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Page 2 of 2
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Caraustar Industries, Inc.       Common   140909102   $38,756   1,614,825      a                                  a
McWhorter Technologies Inc       Common   582803102   $31,759   1,984,965      a                                  a
Bull Run                         Common   120182100   $25,458   4,333,325      a                                  a
Gray Commun. System Inc. Cl B    Common   389190208   $24,407   1,807,914      a                                  a
Layne Christensen, Inc.          Common   521050104   $17,424   2,403,285      a                                  a
Interstate Bakeries              Common   46072H108   $16,423     906,100      a                                  a
PepsiAmericas Inc.               Common   71343p101   $14,706   3,921,713      a                                  a
Delta and Pine Land Co           Common   247357106   $14,202     817,350      a                                  a
Rawlings Sporting Goods          Common   754459105    $3,024     504,050      a                                  a
Magellan Health Services Inc.    Common   559079108    $1,638     259,400      a                                  a
Post Properties, Inc.            Common   737464107    $1,186      31,000      a                                  a
American Annuity                Prefered  023833205      $692      30,100      a                                  a
General Electric Com             Common   369604103      $236       1,525      a                                  a
International Business Machine   Common   459200101      $216       2,000      a                                  a
Host Marriott Corp Reit          Common   44107p104      $210      25,500      a                                  a
Microsoft Corp                   common   594918104      $206        1760      a                                  a
                    TOTAL                          $1,007,017
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